EXHIBIT 99.2

SBA Tower Trust Secured Tower Revenue Securities, Series 2021-1 Sample Site, Sample Ground Lease and Sample Tenant Lease Agreed-Upon Procedures

Report To: SBA Communications Corporation SBA Depositor LLC 20 April 2021

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

SBA Communications Corporation

SBA Depositor LLC

8051 Congress Avenue

Boca Raton, Florida 33487

Re:	SBA Tower Trust (the “Tower Trust”)
Secured Tower Revenue Securities, Series 2021-1 (the “Securities”)
Sample Site, Sample Ground Lease and Sample Tenant Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by SBA Communications Corporation (“SBA Parent”), SBA Depositor LLC (the “Depositor”), Barclays Capital Inc. (“Barclays”), Citigroup Global Markets Inc. (“Citi”), Deutsche Bank Securities Inc. (“Deutsche Bank”) and Mizuho Securities USA LLC (“Mizuho,” together with SBA Parent, the Depositor, Barclays, Citi and Deutsche Bank, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information relating to the Sites, Ground Leases and Tenant Leases (all as defined herein) securing a mortgage loan (the “Mortgage Loan”) relating to the SBA Tower Trust Secured Tower Revenue Securities, Series 2021-1 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, SBA Parent, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “Official Securitization Report_Third Parties_vMarch.2021.xlsx” and the corresponding record layout and decode information, as applicable (the “Base Preliminary Data File”), that SBA Parent, on behalf of the Depositor, indicated contains information relating to:
1.	Certain wireless communication sites (the “Sites”),
2.	Ground leases related to certain Sites (the “Ground Leases”) and
3.	One or more tenant leases related to each of the Sites (the “Tenant Leases”)

as of the close of business on 1 March 2021 (the “Cut-off Date”) and

ii.	Labeled “Official Securitization Report_(3rd Parties)_v04.06.2021.xlsx” and the corresponding record layout and decode information, as applicable (the “Base Final Data File,” together with the Base Preliminary Data File, the “Provided Data Files”), that SBA Parent, on behalf of the Depositor, indicated contains information relating to the Sites, Ground Leases and Tenant Leases as of the Cut-off Date,

b.	Imaged copies of the:
i.	Ground lease agreement, ground lease amendment, easement agreement, easement addendum, ground lease estoppel, ground rent adjustment, ground lease correspondence and/or other related documents (collectively and as applicable, the “Ground Lease Source Documents”),
ii.	Deed, bill of sale, perpetual easement agreement and/or other related documents (collectively and as applicable, the “Owned and Perpetual Easement Source Documents”) and
iii.	Tenant lease agreement, tenant lease amendment, tenant renewal, tenant estoppel, notice of construction complete, master lease agreement, master lease agreement amendment, omnibus agreement, omnibus agreement amendment, tenant rent commencement letter, rent start date approval form, tenant installation notice, tenant name change form, tenant lease correspondence, tenant termination request, purchase order, supplemental lease agreement, network vision amendment verification form, reinstatement approval, reinstatement of and amendment to site agreements, termination approval, site summary, site lease agreement and/or other related documents (collectively and as applicable, the “Tenant Lease Source Documents”), that SBA Parent, on behalf of the Depositor, indicated relate to the Sample Sites, Sample Ground Leases and Sample Tenant Leases (all as defined herein), as applicable,

c.	An electronic copy of SBA Parent’s general ledger and the corresponding record layout and decode information, as applicable (the “General Ledger”), as of 31 January 2021,
d.	Access to SBA Parent’s property management system (the “PM Database,” together with the Ground Lease Source Documents, Owned and Perpetual Easement Source Documents, Tenant Lease Source Documents and General Ledger, the “Sources”),
e.	A schedule and the corresponding record layout and decode information, as applicable (the “Commencement Date Schedule”), that SBA Parent, on behalf of the Depositor, indicated contains information relating to the commencement dates for the Sample Ground Leases and Sample Tenant Leases,
f.	The list of relevant characteristics relating to the:
i.	Sample Sites (the “Sample Site Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A,
ii.	Sample Ground Leases (the “Sample Ground Lease Characteristics”) on the Preliminary Data File, which is shown on Exhibit 2 to Attachment A, and
iii.	Sample Tenant Leases (the “Sample Tenant Lease Characteristics,” together with the Sample Site Characteristics and Sample Ground Lease Characteristics, the “Sample Characteristics”) on the Preliminary Data File and Final Data File (as defined in Attachment A), as applicable, which is shown on Exhibit 3 to Attachment A,
g.	Information, assumptions and methodologies (collectively, the “Provided Calculation Methodology”), which are shown on Exhibit 6 to Attachment A, that SBA Parent, on behalf of the Depositor, indicated relate to the calculation of the characteristic(s) listed on Exhibit 6 to Attachment A (the “Provided Calculation Characteristic”) for each Sample Site, and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Barclays, on behalf of the Depositor, provided us with:

a.	A list (the “Sample Selection Listing 1”) containing:
i.	95 Sites (the “Sample Sites”),
ii.	59 Ground Leases relating to certain Sample Sites (the “Sample Ground Leases”) and
iii.	One Tenant Lease relating to each Sample Site (the “Sample Tenant Leases 1”),

all as shown on the Preliminary Data File, and

b.	A list (the “Sample Selection Listing 2,” together with Sample Selection Listing 1, the “Sample Selection Listings”) containing:
i.	Five Sites that are not Sample Sites (the “Additional Sites”) and
ii.	One Tenant Lease relating to each Additional Site (the “Sample Tenant Leases 2,” and together with the Sample Tenant Leases 1, the “Sample Tenant Leases”),

both as shown on the Final Data File.

For the avoidance of doubt, there are 100 Sample Tenant Leases on the Sample Selection Listings provided by Barclays, on behalf of the Depositor, and we performed no procedures relating to any Additional Site.

Barclays, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Sites, Sample Ground Leases and Sample Tenant Leases or the methodology used to select the Sample Sites, Sample Ground Leases and Sample Tenant Leases.

For the purpose of the procedures described in this report:

a.	The 95 Sample Sites identified by Barclays, on behalf of the Depositor, are referred to as Sample Numbers S-1 through S-95,
b.	The 95 Sample Tenant Leases 1 identified by Barclays, on behalf of the Depositor, are referred to as Sample Numbers T-1 through T-95 and
c.	The five Sample Tenant Leases 2 identified by Barclays, on behalf of the Depositor, are referred to as Sample Numbers T-96 through T-100.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Sources, Commencement Date Schedule, Sample Characteristics, Provided Calculation Methodology, Sample Selection Listings and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Commencement Date Schedule, Provided Calculation Methodology, Sample Selection Listings or any other information provided to us, or that we were instructed to obtain, as applicable, by SBA Parent or Barclays, on behalf of the Depositor, upon which we relied in forming our findings. We were not provided with any information on, and we performed no procedures relating to, the Mortgage Loan. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Mortgage Loan, Sites, Ground Leases or Tenant Leases, (b) questions of legal or tax interpretation or (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by SBA Parent or Barclays, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan, Sites, Ground Leases or Tenant Leases that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 April 2021

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by SBA Parent, on behalf of the Depositor, we appended the information for each Site on the Base Preliminary Data File with the corresponding Provided Calculation Characteristic, which we calculated using the Provided Calculation Methodology. The Base Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

2.	For each Sample Site, we performed the following procedures:

a.	We compared the Sample Site Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Preliminary Data File and/or Sources, subject to the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, described in the notes on Exhibit 1 to Attachment A. The Source(s) (or, if applicable, the information on the Preliminary Data File) that we were instructed by SBA Parent, on behalf of the Depositor, to use for each Sample Site Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

b.	SBA Parent, on behalf of the Depositor, instructed us that an SBA lease number (the “Tenant ID”) ending in “01,” as shown on the Preliminary Data File, is the anchor tenant (each, an “Anchor Tenant”) of each Sample Site. For each Sample Site with a transaction name of “Mobilitie - Domestic” (the “Mobilitie Sample Sites”), as shown on the Preliminary Data File, we observed the existence of a Tenant Lease Source Document indicating the allowance of triple net reimbursements for the Anchor Tenant corresponding to such Sample Site.

3.	For each Sample Ground Lease, we performed the following procedures:

a.	We compared the Sample Ground Lease Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, described in the notes on Exhibit 2 to Attachment A. The Source(s) that we were instructed by SBA Parent, on behalf of the Depositor, to use for each Sample Ground Lease Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

b.	For each Sample Ground Lease with a property type of “Owned” or “Perpetual Easement,” as shown on the Preliminary Data File, we observed the existence of an Owned and Perpetual Easement Source Document.

Attachment A Page 2 of 3

4.	For each Sample Tenant Lease 1, we compared the Sample Tenant Lease Characteristics listed on Exhibit 3 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Preliminary Data File and/or the Sources, subject to the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, described in the notes on Exhibit 3 to Attachment A. The Source(s) (or, if applicable, the information on the Preliminary Data File) that we were instructed by SBA Parent, on behalf of the Depositor, to use for each Sample Tenant Lease Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

5.	As instructed by SBA Parent, on behalf of the Depositor, we appended the information for each Site on the Base Final Data File with the corresponding Provided Calculation Characteristic, which we calculated using the Provided Calculation Methodology and the additional instruction(s) provided by SBA Parent, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item. The Base Final Data File, as adjusted, is hereinafter referred to as the “Final Data File.”

For the purpose of using the Provided Calculation Methodology for this procedure, SBA Parent, on behalf of the Depositor, instructed us to replace any references to “Base Preliminary Data File” in the Provided Calculation Methodology with “Base Final Data File.”

6.	For each Site on the Preliminary Data File and Final Data File, we compared the site code (each “Site Code”), as shown on the Preliminary Data File, to the corresponding Site Code, as shown on the Final Data File, and noted that:
a.	All of the Sites were included on both the Preliminary Data File and Final Data File and
b.	No sites other than the Sites were included on the Preliminary Data File or Final Data File.

7.	For each Ground Lease on the Preliminary Data File and Final Data File, we compared the Site Code, as shown on the Preliminary Data File, to the corresponding Site Code, as shown on the Final Data File, and noted that:
a.	All of the Ground Leases were included on both the Preliminary Data File and Final Data File and
b.	No ground leases other than the Ground Leases were included on the Preliminary Data File or Final Data File.

8.	For each Tenant Lease on the Preliminary Data File and Final Data File, we compared the Tenant ID, as shown on the Preliminary Data File, to the corresponding Tenant ID, as shown on the Final Data File, and noted that:
a.	All of the Tenant Leases were included on both the Preliminary Data File and Final Data File and
b.	No tenant leases other than the Tenant Leases were included on the Preliminary Data File or Final Data File.

Attachment A Page 3 of 3

9.	For each Sample Site, we compared the Sample Site Characteristics, as shown on the Final Data File, to the corresponding information, as shown on the Preliminary Data File. All such compared information was in agreement.

10.	For each Sample Ground Lease, we compared the Sample Ground Lease Characteristics, as shown on the Final Data File, to the corresponding information, as shown on the Preliminary Data File. All such compared information was in agreement.

11.	For each Sample Tenant Lease 1, we compared the Sample Tenant Lease Characteristics, as shown on the Final Data File, to the corresponding information, as shown on the Preliminary Data File. Except for the information shown on Exhibit 7 to Attachment A, all such compared information was in agreement.

12.	For each Sample Tenant Lease 2, we compared the Sample Tenant Lease Characteristics listed on Exhibit 3 to Attachment A, as shown on the Final Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Final Data File and/or the Sources, subject to the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, described in the notes on Exhibit 3 to Attachment A. The Source(s) (or, if applicable, the information on the Final Data File) that we were instructed by SBA Parent, on behalf of the Depositor, to use for each Sample Tenant Lease Characteristic are shown on Exhibit 3 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 3

Sample Site Characteristics

Sample Site Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Site Code	Site Code	PM Database	i.

Number of tenant leases	NumTenant	PM Database and recalculation	ii.

Site operating expenses	Site Operating Expenses	General Ledger, Preliminary Data File and recalculation	iii., iv.

Rent revenue share reimbursement	Rent Rev Sh Reimb	(a) Preliminary Data File and recalculation or (b) PM Database, Preliminary Data File and recalculation	v., vi., vii., viii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the number of tenant leases Sample Site Characteristic for each Sample Site, SBA Parent, on behalf of the Depositor, instructed us to recalculate the number of tenant leases by counting the Tenant Leases associated with such Sample Site with a lease status of “Active,” “Troubled Lease” or “Bankruptcy,” as shown in the PM Database.

iii.	For the purpose of comparing the site operating expenses Sample Site Characteristic for each Sample Site, SBA Parent, on behalf of the Depositor, instructed us to:
a.	Calculate the months active (the “Months Active”) for each Sample Site as the maximum of:
(i)	The minimum of:
(a)	The sum of:
1.	The difference in months between January 2021 and the date active, as shown on the Preliminary Data File, and
2.	One for Sample Sites with a date active on or before the fifteenth day of the applicable month, as shown on the Preliminary Data File, or zero for all other Sample Sites and
(b)	Twelve, and
(ii)	One and

Exhibit 1 to Attachment A Page 2 of 3

Notes: (continued)

iii. (continued)

b.	Recalculate the site operating expenses for each Sample Site as the sum of the:
(i)	Maximum of:
(a)	The revenue sharing expense, as shown on the General Ledger, multiplied by twelve and
(b)	0,
(ii)	Product of the insurance expense, as shown on the General Ledger, and twelve and
(iii)	Sum of each annualized:
(a)	Electric expense,
(b)	Telephone expense,
(c)	Property taxes,
(d)	Site maintenance expense and
(e)	Site expense,

all calculated as the product of:

1.	The quotient of the:
A.	Maximum of:
1)	The applicable expense amount, as shown on the General Ledger, and
2)	0,

and

B.	Months Active and
2.	Twelve.

iv.	For the purpose of comparing the site operating expenses Sample Site Characteristic for each Sample Site, SBA Parent, on behalf of the Depositor, instructed us to ignore (as applicable):
a.	Differences in the amount of +/- $50 or less and
b.	Percentage differences of +/- 2.5% or less (calculated as a percentage of the Site Operating Expenses, as shown on the Preliminary Data File).

We were instructed by SBA Parent, on behalf of the Depositor, to present any differences that exceed the materiality thresholds described in the preceding paragraph of this note as the difference between the value we recalculated using information on the applicable Source and the corresponding value that is shown on the Preliminary Data File, expressed as a percentage of the value that is shown on the Preliminary Data File.

v.	We were instructed by SBA Parent, on behalf of the Depositor, to compare the rent revenue share reimbursement Sample Site Characteristic only for Sample Sites that are Mobilitie Sample Sites (as defined in Attachment A) and have a Site Code ending in the letter “T,” as shown on the Preliminary Data File (collectively, the “Mobilitie T Sample Sites”).

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

vi.	For the purpose of comparing the rent revenue share reimbursement Sample Site Characteristic for each Mobilitie T Sample Site, SBA Parent, on behalf of the Depositor, instructed us to note agreement if the rent revenue share reimbursement, as shown on the Preliminary Data File, equals the sum of the:
a.	Ground lease run rate (GL Run Rate),
b.	Ground lease easement run rate (GL Easement Run Rate) and
c.	Revenue sharing expense (Revenue Sharing),

all as shown on the Preliminary Data File.

vii.	For the purpose of comparing the rent revenue share reimbursement Sample Site Characteristic for each Mobilitie T Sample Site where the rent revenue share reimbursement (Rent Rev Sh Reimb), as shown on the Preliminary Data File, exceeds the sum of the:
a.	Ground lease run rate (GL Run Rate),
b.	Ground lease easement run rate (GL Easement Run Rate) and
c.	Revenue sharing expense (Revenue Sharing),
all as shown on the Preliminary Data File, SBA Parent, on behalf of the Depositor, instructed us to compare the rent revenue share reimbursement, as shown on the Preliminary Data File, to the annualized most recent Mobilitie ground rent reimbursement amount (round to 2 decimals) received for the related Anchor Tenant (as defined in Attachment A), as shown in the PM Database.

viii.	We were instructed by SBA Parent, on behalf of the Depositor, to present any differences as the percentage difference between the value we recalculated using information on the applicable Source and/or Preliminary Data File and the corresponding value that is shown on the Preliminary Data File, expressed as a percentage of the value that is shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Ground Lease Characteristics

Sample Ground Lease Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Site Code	Site Code	PM Database	i.

Ground lease final term end date	GL Final Term End Date	Ground Lease Source Documents, Commencement Date Schedule and recalculation	ii., iii.

Notes:

i.	For identification purposes only.

ii.	We were instructed by SBA Parent, on behalf of the Depositor, not to compare the ground lease final term end date Sample Ground Lease Characteristic for any Sample Ground Lease corresponding to a Sample Site with a property type of “Owned,” “Perpetual Easement” or “Prepaid Lease Extension” (each, a “Non-Compared Sample Ground Lease”), as shown on the Preliminary Data File.

iii.	For the purpose of comparing the ground lease final term end date Sample Ground Lease Characteristic for each Sample Ground Lease, except for the Non-Compared Sample Ground Leases, SBA Parent, on behalf of the Depositor, instructed us to recalculate the ground lease final term end date as of the Cut-off Date using the:
a.	Applicable information and methodologies described in the related Ground Lease Source Documents and
b.	Related Ground Lease commencement date, as shown on the Commencement Date Schedule.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Sample Tenant Lease Characteristics

Sample Tenant Lease Characteristic	Preliminary Data File or Final Data File Field Name	Source(s)	Note(s)

Tenant ID	SBALease Num	PM Database	i.

Common carrier name	Common Carrier Name	Tenant Lease Source Documents	ii.

Tenant current rent rate	TL Current Rent Rate	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	iii., iv., v.

Tenant current pay frequency	Curr Pay Freq	Tenant Lease Source Documents

Tenant current term end date	Curr Term End Date	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	v.

Tenant number of remaining renewal terms	Num Renewal Terms	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	v.

Tenant final term end date	Final Term End Date	Tenant Lease Source Documents, Commencement Date Schedule and recalculation	v.

Tenant next escalation amount	Next Esc Amount	Tenant Lease Source Documents	vi., vii.

Tenant next escalation type	Next Esc Type	Tenant Lease Source Documents	vii.

Tenant next escalation frequency	Next Esc Freq	Tenant Lease Source Documents	vii.

Colocation rent share	Anchor Reduction	(a) Tenant Lease Source Documents and recalculation or (b) Preliminary Data File or Final Data File, as applicable, and recalculation	viii., ix.

Notes:

i.	For identification purposes only.

Exhibit 3 to Attachment A Page 2 of 3

ii.	For the purpose of comparing the common carrier name Sample Tenant Lease Characteristic for each Sample Tenant Lease, SBA Parent, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

iii.	We were instructed by SBA Parent, on behalf of the Depositor, not to compare the tenant current rent rate Sample Tenant Lease Characteristic for any Sample Tenant Lease with a lease status of “Troubled Lease” (each, a “Trouble Sample Tenant Lease”), as shown on the Preliminary Data File or Final Data File, as applicable.

iv.	For the purpose of comparing the tenant current rent rate Sample Tenant Lease Characteristic for each Sample Tenant Lease, except for the Trouble Sample Tenant Leases, SBA Parent, on behalf of the Depositor, instructed us to ignore (as applicable):
a.	Differences in the amount of +/- $50 or less and
b.	Percentage differences of +/- 2.5% or less (calculated as a percentage of the tenant current rent rate value, as shown on the Preliminary Data File or Final Data File, as applicable).

We were instructed by SBA Parent, on behalf of the Depositor, to present any differences that exceed the materiality thresholds described in the preceding paragraph of this note as the difference between the value we identified on the applicable Source and the corresponding value that is shown on the Preliminary Data File or Final Data File, as applicable, expressed as a percentage of the value that is shown on the Preliminary Data File or Final Data File, as applicable.

v.	For the purpose of comparing the indicated Sample Tenant Lease Characteristics for each Sample Tenant Lease, SBA Parent, on behalf of the Depositor, instructed us to recalculate the tenant current rent rate, tenant current term end date, tenant number of remaining renewal terms and tenant final term end date as of the Cut-off Date using the:
a.	Applicable information and methodologies described in the related Tenant Lease Source Documents and
b.	Related Tenant Lease commencement date, as shown on the Commencement Date Schedule.

vi.	For the purpose of comparing the tenant next escalation amount Sample Tenant Lease Characteristic for each Sample Tenant Lease with a next escalation type of “CPI,” as shown on the Preliminary Data File or Final Data File, as applicable, SBA Parent, on behalf of the Depositor, instructed us to use a tenant lease next escalation amount of “0.”

vii.	For the purpose of comparing the indicated Sample Tenant Lease Characteristics for each Sample Tenant Lease with a tenant current pay frequency of “Term,” as shown on the Preliminary Data File or Final Data File, as applicable, SBA Parent, on behalf of the Depositor, instructed to note agreement with a value of <blank>, as shown on the Preliminary Data File or Final Data File, as applicable.

Exhibit 3 to Attachment A Page 3 of 3

Notes: (continued)

viii.	For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease that does not correspond to an Anchor Tenant of a Mobilitie Sample Site, SBA Parent, on behalf of the Depositor, instructed us to use a colocation rent share of “0.”

For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease corresponding to the Anchor Tenant of a Mobilitie Sample Site and an entity name that includes “T-Mobile,” as shown on the Preliminary Data File or Final Data File, as applicable (each, a “Mobilitie T-Mobile Sample Site”), SBA Parent, on behalf of the Depositor, instructed us to recalculate the colocation rent share as 50% of the tenant lease amendment rent increases, including escalations based upon effective date of each respective tenant lease amendment, as shown on the Tenant Lease Source Documents, for all Tenant Leases relating to the Mobilitie T-Mobile Sample Site corresponding to such Sample Tenant Lease that do not correspond to the related Anchor Tenant.

For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease corresponding to the Anchor Tenant of a Mobilitie Sample Site that is not a Mobilitie T-Mobile Sample Site (each a “Mobilitie Non T-Mobile Sample Site”), SBA Parent, on behalf of the Depositor, instructed us to recalculate the colocation rent share as 50% of the sum of the tenant annualized run rate revenue (ARRR), as shown on the Preliminary Data File or Final Data File, as applicable, for all Tenant Leases relating to the Mobilitie Non T-Mobile Sample Site corresponding to such Sample Tenant Lease that do not correspond to the related Anchor Tenant.

ix.	For the purpose of comparing the colocation rent share Sample Tenant Lease Characteristic for each Sample Tenant Lease, SBA Parent, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA Parent, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Characteristic Differences

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Value

T-12	Tenant current term end date	1/18/2028	1/18/2023
	Tenant final term end date	1/18/2038	1/18/2033

T-37	Tenant current term end date	4/13/2027	4/13/2022
	Tenant number of remaining renewal terms	2	3

Exhibit 5 to Attachment A

Sample Characteristic Percentage Differences

Sample Number	Sample Characteristic	Percentage Difference

S-35	Rent revenue share reimbursement	-21.44%

Exhibit 6 to Attachment A

Provided Calculation Methodology

For the purpose of calculating the Provided Calculation Characteristic for each Sample Site on the Base Preliminary Data File, as applicable, SBA Parent, on behalf of the Depositor, instructed us to perform the following calculation(s):

Provided Calculation Characteristic	Calculation Methodology

Site Operating Expenses

The sum of the:

a. Revenue sharing expense (Revenue Sharing),

b. Insurance expense (Insurance Expense),

c. Electric expense (Elec Expense),

d. Telephone expense (Tele Expense),

e. Property taxes (GPTaxes),

f. Site maintenance expense (SMaint Expense) and

g. Site expense (Site Expense),

all as shown on the Base Preliminary Data File

Exhibit 7 to Attachment A

Sample Tenant Lease Characteristic Differences
Between the Preliminary Data File and Final Data File

Sample Number	Sample Tenant Lease Characteristic	Preliminary Data File Value	Final Data File Value

T-10	Tenant current term end date	8/31/2023	8/31/2028
	Tenant final term end date	8/31/2038	8/31/2043

T-14	Tenant current term end date	11/13/2021	11/13/2028
	Tenant final term end date	11/13/2026	11/13/2033

T-23	Tenant current term end date	1/13/2023	1/13/2028
	Tenant final term end date	1/13/2023	1/13/2028

T-30	Tenant current term end date	12/31/2025	12/31/2030
	Tenant final term end date	12/31/2035	12/31/2040

T-40	Tenant current term end date	9/15/2022	9/15/2029
	Tenant final term end date	9/15/2027	9/15/2034

T-41	Tenant current term end date	2/26/2026	2/26/2028
	Tenant final term end date	2/26/2031	2/26/2038

T-54	Tenant current term end date	11/30/2022	11/30/2029
	Tenant final term end date	11/30/2027	11/30/2034

T-56	Tenant current term end date	2/28/2023	2/28/2028
	Tenant final term end date	2/28/2033	2/28/2038

T-69	Tenant current term end date	9/30/2023	9/30/2028
	Tenant final term end date	9/30/2038	9/30/2043

T-77	Tenant current term end date	8/31/2023	8/31/2028
	Tenant final term end date	8/31/2028	8/31/2033

T-85	Tenant current term end date	7/31/2023	7/31/2028
	Tenant final term end date	7/31/2033	7/31/2038

T-87	Tenant current term end date	6/30/2021	6/30/2028
	Tenant final term end date	6/30/2036	6/30/2043